MVHAPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Junior Gold Miners ETF and Market Vectors Rare Earth/Strategic Metals ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Junior Gold Miners Index and Market Vectors® Rare Earth/Strategic Metals Index, the Funds’ respective benchmark indices, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” and “4asset” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH” and “MVIS”, respectively. In addition, the Prospectus is revised as follows:

The third sentence of the section of the Prospectus titled “Index Providers” is hereby deleted and replaced with the following:

The Junior Gold Miners Index and Rare Earth/Strategic Metals Index are published by Market Vectors Index Solutions GmbH (“MVIS”), which is a wholly owned subsidiary of the Adviser.

The tenth and eleventh paragraphs of the section of the Prospectus titled “License Agreements and Disclaimers” are hereby deleted and replaced with the following:

The Adviser has entered into a licensing agreement with MVIS to use the Junior Gold Miners Index and Rare Earth/Strategic Metals Index. Market Vectors Junior Gold Miners ETF and Market Vectors Rare Earth/Strategic Metals ETF are entitled to use the Junior Gold Miners Index and Rare Earth/Strategic Metals Index, respectively, pursuant to a sub-licensing arrangement with the Adviser.

Please retain this supplement for future reference.

MVINTSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Brazil Small-Cap ETF, Market Vectors Egypt Index ETF, Market Vectors India Small-Cap Index ETF, Market Vectors Indonesia Index ETF, Market Vectors Latin America Small-Cap Index ETF, Market Vectors Poland ETF and Market Vectors Vietnam ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Brazil Small-Cap Index, Market Vectors® Egypt Index, Market Vectors® India Small-Cap Index ETF, Market Vectors® Indonesia Index, Market Vectors® Latin America Small-Cap Index, Market Vectors® Poland Index and Market Vectors® Vietnam Index, the Funds’ respective benchmark indices, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” and “4asset” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH” and “MVIS”, respectively. In addition, the Prospectus is revised as follows:

The fourth sentence of the section of the Prospectus titled “Index Providers” is hereby deleted and replaced with the following:

The Brazil Small-Cap Index, Egypt Index, India Small-Cap Index, Indonesia Index, LatAm Small-Cap Index, Poland Index and Vietnam Index are published by Market Vectors Index Solutions GmbH (“MVIS”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the fourteenth paragraph under the section of the Prospectus titled “License Agreements and Disclaimers” is hereby deleted in its entirety:

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Brazil Small-Cap ETF, Market Vectors Egypt Index ETF, Market Vectors India Small-Cap Index ETF, Market Vectors Indonesia Index ETF, Market Vectors Junior Gold Miners ETF, Market Vectors Latin America Small-Cap Index ETF, Market Vectors Rare Earth/Strategic Metals ETF, Market Vectors Poland ETF and Market Vectors Vietnam ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Junior Gold Miners Index, Market Vectors® Rare Earth/Strategic Metals Index, Market Vectors® Brazil Small-Cap Index, Market Vectors® Egypt Index, Market Vectors® India Small-Cap Index, Market Vectors® Indonesia Index, Market Vectors® Latin America Small-Cap Index, Market Vectors® Poland Index and Market Vectors® Vietnam Index, the Funds’ respective benchmark indices, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” and “4asset” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH” and “MVIS”, respectively. In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Brazil Small-Cap Index, Egypt Index, India Small-Cap Index, Indonesia Index, Junior Gold Miners Index, LatAm Small-Cap Index, Rare Earth/Strategic Metals Index, Poland Index and Vietnam Index are published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to such Funds, the Adviser has retained an unaffiliated third party to calculate each Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate these indices on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that these indices are being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to these indices from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

COLXPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated March 14, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Colombia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Colombia Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Prospectus is revised as follows:

The first sentence of the section of the Prospectus titled “Index Provider” is hereby deleted and replaced with the following:

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the section of the Prospectus titled “License Agreement and Disclaimers” is hereby deleted in its entirety.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated March 14, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Colombia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Colombia Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

GERJPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated April 4, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Germany Small-Cap ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Germany Small-Cap Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Prospectus is revised as follows:

The first sentence of the section of the Prospectus titled “Index Provider” is hereby deleted and replaced with the following:

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the section of the Prospectus titled “License Agreement and Disclaimers” is hereby deleted in its entirety.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated April 4, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Germany Small-Cap ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Germany Small-Cap Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

RSXJPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated April 13, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Russia Small-Cap ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Russia Small-Cap Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Prospectus is revised as follows:

The first sentence of the section of the Prospectus titled “Index Provider” is hereby deleted and replaced with the following:

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the section of the Prospectus titled “License Agreement and Disclaimers” is hereby deleted in its entirety.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated April 13, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Russia Small-Cap ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Russia Small-Cap Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

FLTRPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Investment Grade Floating Rate ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Investment Grade Floating Rate Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” and “4asset” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH” and “MVIS”, respectively. In addition, the Prospectus is revised as follows:

The second sentence of the section of the Prospectus titled “Index Providers” is hereby deleted and replaced with the following:

The Floating Rate Index is published by Market Vectors Index Solutions GmbH (“MVIS”), which is a wholly owned subsidiary of the Adviser.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Investment Grade Floating Rate ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Investment Grade Floating Rate Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” and “4asset” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH” and “MVIS”, respectively. In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Floating Rate Index is published by Market Vectors Index Solutions GmbH (“MVIS”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the index provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Floating Rate Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Floating Rate Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Floating Rate Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and MVIS have established policies and procedures designed to prevent non-public information about pending changes to the Floating Rate Index from being used or disseminated in an improper manner. Furthermore, the Adviser and MVIS have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Market Vectors Investment Grade Floating Rate ETF’s portfolio strategies and to prevent the Market Vectors Investment Grade Floating Rate ETF’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

MORTPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated August 16, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Mortgage REIT Income ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Global Mortgage REITs Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Prospectus is revised as follows:

The first sentence of the section of the Prospectus titled “Index Provider” is hereby deleted and replaced with the following:

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the section of the Prospectus titled “License Agreement and Disclaimers” is hereby deleted in its entirety.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated August 16, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Mortgage REIT Income ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Global Mortgage REITs Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference

CHLCPROSUP11/11

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated October 11, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Renminbi Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Renminbi Bond Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Prospectus is revised as follows:

The first sentence of the section of the Prospectus titled “Index Provider” is hereby deleted and replaced with the following:

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

The second sentence of the section of the Prospectus titled “License Agreement and Disclaimers” is hereby deleted in its entirety.

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 29, 2011 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated October 11, 2011

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Renminbi Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The index provider for the Market Vectors® Renminbi Bond Index, the Fund’s benchmark index, will change from 4asset-management GmbH to Market Vectors Index Solutions GmbH, effective November 30, 2011. As a result, all references to “4asset-management GmbH” are hereby deleted and replaced with “Market Vectors Index Solutions GmbH.” In addition, the Statement of Additional Information is revised as follows:

The following is added after the section of the Statement of Additional Information titled “Management—The Distributor”:

Index Provider

The Index is published by Market Vectors Index Solutions GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser. In order to minimize any potential for conflicts caused by the fact that the Adviser or its affiliates act as the Index Provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index, Structured Solutions AG (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser and the Index Provider have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser and the Index Provider have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

Please retain this supplement for future reference